Biological Assets - Narrative (Details) g in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) $ / g g	Jun. 30, 2022 CAD ($) g $ / g
Disclosure of information about agricultural produce [line items]
Gain (losses) on fair value adjustment of biological assets sold | $	$ (3,500)	$ (100)
Depreciation, biological assets | $	$ 18,100	$ 400
Plant propagation production facilities
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per gram) | $ / g	2.35
Dried cannabis
Disclosure of information about agricultural produce [line items]
Biological assets produced (in grams)	40,707	73,371
Expected yield when harvested (in grams)	7,667	14,754
Indoor plants
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per gram) | $ / g	2.43	3.12
Average stage of growth	44.00%	50.00%
Outdoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Biological assets produced (in grams)	16,314	0